Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 21 — REVENUE RECOGNITION

Revenue recognition is a General Accepted Accounting Principle (GAAP) that identifies the specific conditions under which revenue can be recognized by the Company and determines how to account for it. Typically, revenue is recognized when a critical event occurs, when a product or service is delivered to a customer and the cash value is easily measurable for the company.

Revenue accounting is pretty straight-forward when a product is sold and revenue is recognized when the ownership or possession of products is transferred to the customer, but typically when a company takes a long time to produce a product or is financed by the customer, the recognition of revenue may be subject to exceptions.

Revenue recognition principles within a company must also remain constant over time, so historical financials can be reviewed and revised for seasonal trends or inconsistencies.

The revenue recognition principle is also regulated by ASC 606 in U.S. GAAP terms. The revenue recognition principle requires that revenues be recognized in the income statement in the period in which they are transferred/realized and earned — not necessarily when cash is received.

The revenue-generating activity must be fully or essentially completed to be included in revenue during the respective accounting period. In addition, there must be a reasonable level of certainty that payment for the revenue earned will be received. Finally, according to the standard principle, revenue and its associated costs must be reported in the same accounting period.

Accounting Standards Codification (ASC) 606: On May 28, 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) 606, referring to revenue from contracts with customers. ASC 606 provides a uniform framework for recognizing revenue from contracts with customers. The old guidance was industry-specific, which created a fragmented policy system. The updated revenue recognition standard is industry-neutral and therefore more transparent. It allows for better comparability of financial statements with standard revenue recognition practices across industries.

There are five steps required to satisfy the updated revenue recognition, principle, all of which are followed by the Company:

•        Identify the agreement with the customer;

•        Identify contractual enforcement obligations;

•        Determine the consideration amount/price of the transaction;

•        Allocate the determined amount of consideration/price to the contractual obligations and;

•        Recognize revenue when the performing party satisfies the performance obligation,

In addition, there must be a reasonable level of certainty that payment for the revenue earned will be received. Finally, according to the standard principle, revenue and its associated costs must be reported in the same accounting period.

Revenue from the sale of products is recognized when the control, significant risks and benefits of ownership of the goods are transferred to the buyer, to the extent that it is probable that economic benefits will be generated for BR Brand and when it can be reliably measured. Revenue is measured based on the fair value of the consideration received, excluding discounts, rebates and sales taxes or charges. Revenue from the sale of products is recognized when the tax document is issued, a moment very close to the delivery of the products and respective transfer of ownership (sales contract). Revenue is not recognized if there is significant uncertainty as to its realization.

In logistics terms, revenue recognition also involves controls aimed at ensuring the integrity of transaction records, conditioned to the appropriate moment in which services are provided and recognized by the customer. Considering the volume of transactions involved, portfolio of transport services, logistics and storage management, geographic location of logistics and customer service, revenue recognition involves a high dependence on the proper functioning of the internal controls determined by the Company.

	For three months ended		Change
	09/30/2025	09/30/2024	$	%
Gross Sales	—	—	—	0%
(-) Sales Return	—	—	—	0%
(-) Conditional discounts	—	—	—	0%
(-) ICMS	—	—	—	0%
(-) PIS	—	—	—	0%
(-) COFINS	—	—	—	0%
Total	—	—	—	0%
	For nine months ended		Change
	09/30/2025	09/30/2024	$	%
Gross Sales	—	58,857	(58,857)	-100%
(-) Sales Return	—	(4,601)	4,601	-100%
(-) Conditional discounts	—	(2,209)	2,209	-100%
(-) ICMS	—	(7,492)	7,492	-100%
(-) PIS	—	(1,408)	1,408	-100%
(-) COFINS	—	(2,684)	2,684	-100%
Total	—	40,463	(40,463)	-100%

NOTE 21 — REVENUE RECOGNITION

Revenue recognition is a General Accepted Accounting Principle (GAAP) that identifies the specific conditions under which revenue can be recognized by the Company and determines how to account for it, Typically, revenue is recognized when a critical event occurs, when a product or service is delivered to a customer and the cash value is easily measurable for the company.

NOTE 21 — REVENUE RECOGNITION (cont.)

Revenue accounting is pretty straight-forward when a product is sold and revenue is recognized when the ownership or possession of products is transferred to the customer, but typically when a company takes a long time to produce a product or is financed by the customer, the recognition of revenue may be subject to exceptions.

Revenue recognition principles within a company must also remain constant over time, so historical financials can be reviewed and revised for seasonal trends or inconsistencies.

The revenue recognition principle is also regulated by ASC 606 in U.S. GAAP terms, The revenue recognition principle requires that revenues be recognized in the income statement in the period in which they are transferred/realized and earned — not necessarily when cash is received.

The revenue-generating activity must be fully or essentially completed to be included in revenue during the respective accounting period, In addition, there must be a reasonable level of certainty that payment for the revenue earned will be received, Finally, according to the standard principle, revenue and its associated costs must be reported in the same accounting period.

Accounting Standards Codification (ASC) 606: On May 28, 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) 606, referring to revenue from contracts with customers, ASC 606 provides a uniform framework for recognizing revenue from contracts with customers, The old guidance was industry-specific, which created a fragmented policy system, The updated revenue recognition standard is industry-neutral and therefore more transparent, It allows for better comparability of financial statements with standard revenue recognition practices across industries.

There are five steps required to satisfy the updated revenue recognition, principle, all of which are followed by the Company:

•        Identify the agreement with the customer;

•        Identify contractual enforcement obligations;

•        Determine the consideration amount/price of the transaction;

•        Allocate the determined amount of consideration/price to the contractual obligations; and

•        Recognize revenue when the performing party satisfies the performance obligation.

In addition, there must be a reasonable level of certainty that payment for the revenue earned will be received, Finally, according to the standard principle, revenue and its associated costs must be reported in the same accounting period.

Revenue from the sale of products is recognized when the control, significant risks and benefits of ownership of the goods are transferred to the buyer, to the extent that it is probable that economic benefits will be generated for BR Brand and when it can be reliably measured, Revenue is measured based on the fair value of the consideration received, excluding discounts, rebates and sales taxes or charges, Revenue from the sale of products is recognized when the tax document is issued, a moment very close to the delivery of the products and respective transfer of ownership (sales contract), Revenue is not recognized if there is significant uncertainty as to its realization.

In logistics terms, revenue recognition also involves controls aimed at ensuring the integrity of transaction records, conditioned to the appropriate moment in which services are provided and recognized by the customer, Considering the volume of transactions involved, portfolio of transport services, logistics and storage management, geographic location of logistics and customer service, revenue recognition involves a high dependence on the proper functioning of the internal controls determined by the Company.

	For year ended		Change
	12/31/2024	12/31/2023	$	%
Gross Sales	58,857	10,898,942	(10,840,085)	-99%
Subsidy Revenue (ICMS Presumed Credit)	—	914,913	(914,913)	-100%
(-) Sales Return	(4,601)	(368,791)	364,190	-99%
(-) Conditional discounts	(2,209)	—	(2,209)	100%
(-) ICMS	(7,492)	(1,316,562)	1,309,070	-99%
(-) PIS	(1,408)	(12,927)	11,519	-89%
(-) COFINS	(2,684)	(59,543)	56,859	-95%
(-) ICMS ST	—	(1,642)	1,642	-100%
Total	40,463	10,054,390	(10,013,927)	-100%